Off-balance sheet arrangements (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) lease	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Off-balance sheet arrangements
Operating lease obligations		€ 27,704	€ 26,346
Purchase commitments	€ 251,670	222,033	65,246
Total contractual obligations and commitments		249,737	91,592
Number of leases not yet commenced | lease	2
Lease commitments not yet commenced	€ 8,986
Purchase commitments understated		22,500
Less than 1 year
Off-balance sheet arrangements
Operating lease obligations		4,722	4,150
Purchase commitments	175,006	121,139	53,010
Total contractual obligations and commitments		125,862	57,160
Lease commitments not yet commenced	5,793
Purchase commitments understated		14,600
1-3 years
Off-balance sheet arrangements
Operating lease obligations		10,024	7,820
Purchase commitments	70,675	81,879	11,233
Total contractual obligations and commitments		91,903	19,053
Lease commitments not yet commenced	1,502
Purchase commitments understated		29,200
3-5 years
Off-balance sheet arrangements
Operating lease obligations		6,234	6,010
Purchase commitments	5,989	19,014	1,002
Total contractual obligations and commitments		25,248	7,012
Lease commitments not yet commenced	1,502
Purchase commitments overstated		21,300
More than 5 years
Off-balance sheet arrangements
Operating lease obligations		6,724	8,366
Total contractual obligations and commitments		6,724	8,366
Lease commitments not yet commenced	188
Collaboration agreement for filgotinib | Gilead
Off-balance sheet arrangements
Purchase commitments	27,500	20,300	10,100
Total contractual obligations and commitments	€ 614,100	€ 74,000	€ 129,000